Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Significant Accounting Policies

Note 4: Recent Accounting Pronouncements

Recently Adopted Accounting Pronouncements

ASU 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”)

Accounting Standards Update (“ASU”) 2016-13 introduces a new model for recognizing credit losses on financial instruments based on an estimate of current expected credit losses. The new current expected credit losses model generally calls for the immediate recognition of all expected credit losses and applies to loans, accounts and trade receivables as well as other financial assets measured at amortized cost, loan commitments and off-balance sheet credit exposures, debt securities and other financial assets measured at fair value through other comprehensive income, and beneficial interests in securitized financial assets. The new guidance replaces the current incurred loss model for measuring expected credit losses, requires expected losses on available for sale debt securities to be recognized through an allowance for credit losses rather than as reductions in the amortized cost of the securities, and provides for additional disclosure requirements. In April 2019, the Financial Accounting Standards Board (“FASB”) issued ASU 2019-04, which, among other amendments, allows for certain policy elections and practical expedients related to accrued interest on financial instruments. In May 2019, the FASB issued ASU 2019-05, which granted targeted transition relief by allowing entities to irrevocably elect the fair value option for certain financial assets previously measured at amortized cost. In November 2019, the FASB issued ASU 2019-10 and ASU 2019-11, which addressed certain aspects of the guidance related to effective dates, expected recoveries, troubled debt restructurings, accrued interest receivables, and financial assets secured by collateral. ASU 2016‑13 is effective for fiscal years beginning after December 15, 2022. The Company adopted ASU 2016-13 and related amendments as of January 1, 2023 on a modified retrospective basis. The adoption of this standard did not have a material effect on the Company’s consolidated financial statements and related disclosures.

Recent Accounting Pronouncements Not Yet Adopted

ASU 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers (“ASU 2021-08”)

ASU 2021-08 requires that an entity (acquirer) recognize and measure contract assets and contract liabilities acquired in a business combination in accordance with Topic 606. At the acquisition date, an acquirer should account for the related revenue contracts as if it had originated the contracts. The amendments in this update are effective for fiscal years beginning after December 15, 2023. Early adoption is permitted. Upon adoption, the Company will apply this guidance to future business combinations.

ASU 2020-06, Debt – Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40), Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”)

ASU 2020-06 eliminates two of the three models in ASC 470-20 that require issuers to separately account for embedded conversion features and eliminates some of the requirements for equity classification in ASC 815-40-25 for contracts in an entity’s own equity. The guidance also requires entities to use the if-converted method for all convertible instruments in the diluted earnings per share calculation and generally requires them to include the effect of potential share settlement for instruments that may be settled in cash or shares. It is effective for annual periods beginning after December 15, 2023, and interim periods therein. Early adoption is permitted, but the Company must adopt the guidance as of the beginning of a fiscal year. The Company is evaluating the effect ASU 2020-06 will have on its financial statements and related disclosures.

Note 3: Significant Accounting Policies

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) and include the accounts of the Company. All intercompany accounts and transactions have been eliminated.

The Company periodically evaluates entities for consolidation either through ownership of a majority voting interest, or through means other than voting interest, in accordance with the Variable Interest Entity (“VIE”) accounting model. This evaluation includes a qualitative review of the design of the entity, its organizational structure, including decision making ability and financial agreements, as well as a quantitative review. The Company consolidates a VIE when it has a variable interest that provides it with a controlling financial interest in the VIE, referred to as the primary beneficiary of the VIE. See Note 23 “Variable Interest Entities.”

As the sole managing manager of P3 LLC, P3 has the right to direct the most significant activities of P3 LLC and the obligation to absorb losses and receive benefits. The rights of the non-managing members of P3 LLC are limited and protective in nature and do not give substantive participation rights over the sole managing member. Accordingly, P3 identifies itself as the primary beneficiary of P3 LLC and began consolidating P3 LLC as of the Closing Date resulting in a noncontrolling interest related to the Common Units held by members other than P3. Additionally, as more fully described in Note 23 “Variable Interest Entities,” P3 LLC is the primary beneficiary of the following physician practices (collectively, the “Network”):

●	Kahan, Wakefield, Abdou, PLLC
●	Bacchus, Wakefield, Kahan, PC
●	P3 Health Partners Professional Services, P.C.
●	P3 Medical Group, P.C.
●	P3 Health Partners California, P.C. (f/k/a Omni IPA Medical Group, Inc.)

As a result of the Business Combinations, P3 LLC has been determined to be the predecessor for accounting purposes and, accordingly, the consolidated financial statements and notes to consolidated financial statements of P3 LLC are presented herein as “Predecessor” for the period prior to the Closing Date (the “Predecessor Period”) and the consolidated financial statements and notes to consolidated financial statements of the Company are presented herein as “Successor” for the period after the Closing Date (the “Successor Period”), which include the consolidated operations of P3 LLC. The accompanying consolidated financial statements include a black line division that indicates that the Predecessor and Successor reporting entities shown are presented on a different basis and are, therefore, not comparable.

Comprehensive Loss

Comprehensive loss includes net loss to common stockholders as well as other changes in equity that result from transactions and economic events other than those with stockholders. There was no difference between comprehensive loss and net loss to common stockholders for the periods presented.

Management’s Use of Estimates

Preparation of these consolidated financial statements and accompanying footnotes, in conformity with GAAP, requires management to make estimates and assumptions that could affect amounts reported here. Management bases its estimates on the best information available at the time, its experiences and various other assumptions believed to be reasonable under the circumstances, including estimates of the impact of COVID-19. See Note 21 “Commitments and Contingencies” for further discussion on the impact of COVID-19.

The areas where significant estimates are used in these accompanying consolidated financial statements include revenue recognition, the liability for unpaid claims, equity-based compensation, premium deficiency reserves, fair value and impairment recognition of long-lived assets (including intangible assets and goodwill), fair value of acquired assets and liabilities in business combinations, fair value of liability classified instruments, and judgments related to deferred income taxes. Actual results could differ from those estimates.

Commitments and Contingencies

An accrual is established for commitments and contingencies when management, after considering the facts and circumstances of each matter as then known to management, has determined a specific contingency is probable and estimable. The Company also faces contingencies that are reasonably possible to occur that cannot currently be estimated. When only a range of amounts is reasonably estimable and no amount within the range is more likely than another, the low end of the range is recorded. The Company expenses costs associated with loss contingencies, including any related legal fees, as they are incurred. Due to the inherent uncertainties surrounding gain contingencies, the Company does not recognize potential gains until realized.

Loss per Share

Basic net loss per share attributable to common stockholders is computed by dividing the net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period. Diluted earnings per share attributable to common stockholders adjusts basic earnings per share for the potentially dilutive impact of public warrants, private placement warrants, stock options, and Common Units convertible into shares of Class A common stock during the period by applying the treasury stock method or if-converted method, as applicable.

Net loss per member unit has not been presented for Predecessor Period as the Company’s management determined it would not be meaningful to the users of these consolidated financial statements.

Cash and Restricted Cash

Cash includes all cash and liquid investments with an initial maturity of three months or less. Cash deposits held in accounts at each financial institution are insured up to $250,000 by the Federal Deposit Insurance Corporation (“FDIC”). The Company maintains its cash in bank deposit accounts that, at times, may exceed FDIC insured limits. Management does not expect any losses to occur on such accounts.

At December 31, 2022 and 2021, the Company had cash of $17.5 million and $140.5 million, respectively, deposited at banking institutions which are subject to the FDIC insured limit.

Restricted cash is held for a specific purpose (such as payment of employee healthcare claims) and is thus not available to the Company for immediate or general business use. At December 31, 2022 and 2021, the Company had restricted cash of $0.9 million and $0.4 million, respectively.

Revenue Recognition

The Company categorizes revenue based on various factors such as the nature of contracts as follows:

	Successor				Predecessor
	Year Ended		December 3, 2021		January 1, 2021
	December 31,		through December 31,		through December 2,
Revenue Type	2022	% of Total	2021	% of Total	2021	% of Total
Capitated revenue	$1,034,800	99%	$57,224	97%	$567,735	98%
Other patient service revenue:
Clinical fees & insurance revenue	6,158	0%	751	2%	4,318	1%
Shared risk revenue	351	0%	181	0%	602	0%
Care coordination / management fees	7,924	1%	600	1%	5,880	1%
Incentive fees	238	0%	6	0%	67	0%
Total other patient service revenue	14,671	1%	1,538	3%	10,867	2%
Total revenue	$1,049,471	100%	$58,762	100%	$578,602	100%

During the year ended December 31, 2022, the Successor Period of 2021, and the Predecessor Period of 2021, four health plan customers each accounted for 10% or more of total revenue and collectively comprised 66%, 70%, and 78%, respectively, of the Company’s total revenue.

Capitated Revenue

The Company contracts with health plans using an at-risk model. Under the at-risk model, the Company is responsible for the cost of all covered services provided to members assigned by the health plans to the Company in exchange for a fixed premium payment, which generally is a percentage of the payment (“POP”) based on health plans’ premiums received from CMS. Through this capitation arrangement, the Company stands ready to provide assigned Medicare Advantage beneficiaries all their medical care via the Company’s directly employed and affiliated physician/specialist network.

The capitated revenue the Company receives is determined via a competitive bidding process with CMS and is based on the costs of care in local markets and the average utilization of services by patients enrolled. Medicare pays capitation using a “risk adjustment model,” which compensates providers based on the health status (acuity) of each individual patient. Medicare Advantage plans with higher acuity patients receive higher premiums. Conversely, Medicare Advantage plans with lower acuity patients receive lesser premiums. Under the risk adjustment model, capitation is paid on an interim basis based on enrollee data submitted for the preceding year and is adjusted in subsequent periods after final data is compiled. The Company generally estimates transaction prices using the most likely methodology. Amounts are only included in the transaction price to the extent any significant uncertainty of reversal on cumulative revenue will not occur and is resolved. In certain contracts, PMPM fees also include adjustments for items such as performance incentives or penalties based on the achievement of certain clinical quality metrics as contracted with payors.

Capitated revenue is recognized based on an estimated PMPM transaction price to transfer the service for a distinct increment of the series (e.g., month), net of projected acuity adjustments and performance incentives or penalties as the Company cannot reasonably estimate the ultimate PMPM payment of those contracts. The Company recognizes revenue in the month in which eligible members are entitled to receive healthcare benefits during the contract term. The capitation amount is subject to possible retroactive premium risk adjustments based on the member’s individual acuity. Premium risk adjustments recorded in 2022 which relate to 2021 were $3.3 million. There were no premium risk adjustments recorded in 2021 related to prior years. As the period between the time of service and time of payment is typically one year or less, the Company elected the practical expedient not to adjust for the effects of a significant financing component.

The Company’s contracts with health plans may include core functions and services for managing assigned patients’ medical care, the combination of which is offered as a single solution. Capitation contracts have a single performance obligation that is a stand ready obligation to perform healthcare services to the population of enrolled members and constitutes a series for the provision of managed healthcare services for the term of the contract, which is deemed to be one month since the mix of patients-customers can change month over month. The Company does not offer nor price each individual function as a standalone service to health plans; however, the addition or exclusion of certain services may be negotiated and reflected in each health plan’s specific total POP.

At December 31, 2022 and 2021, the Company had POP contracts in effect with 24 health plans (across five states) and 17 health plans (across four states), respectively.

Each month, in accordance with contractual obligations (for non-delegated health plans; e.g., those for which the Company has not been delegated for claims processing), each plan funds a medical claims payment reserve equal to a defined percentage of premium attributable to members assigned to the Company. In turn, the Company administers and funds medical claims for contractually covered services, for assigned health plan members, from that health plan’s reserve. On a quarterly or monthly basis, health plans conduct a settlement of the reserve to determine any surplus or deficit amount. The reconciliation and distribution of the reserve occur within 120 days following the end of each quarter. An annual settlement reconciliation and distribution from all funds occurs within 21 months following each year-end.

Three health plan customers accounted for 10% or more of total health plan receivables as of December 31, 2022. Two health plan customers accounted for 10% or more of total health plan receivables as of December 31, 2021.

At December 31, 2022 and 2021, Management has deemed the Company’s settlement receivables to be fully collectible from those health plans where the Company is not delegated for claims processing. Accordingly, a constraint on the variable consideration associated with settlement receivables was not recorded.

Other Patient Service Revenue – Clinical Fees and Insurance Revenue

Clinical fees and insurance revenue relates to net patient fees received from various payors and direct patients under contracts in which the Company’s sole performance obligation is to provide healthcare services through the operation of medical clinics. The Company recognizes clinic fees and insurance revenue in the period in which services are provided. Under FFS payment arrangements, revenue is recognized on the date of service using a portfolio approach. The Company’s performance obligations are typically satisfied in the same day services are provided. All the Company’s contracts with its customers under these arrangements include a single performance obligation.

The Company’s contractual relationships with patients, in most cases, also involve third-party payors (Medicare, Medicaid, managed care health plans and commercial insurance companies, including plans offered through state-sponsored health insurance exchanges). Transaction prices for services provided are dependent upon specific rules in place with third party payors–specifically, Medicare/Medicaid and pre-negotiated rates with managed care health plans and commercial insurance companies. Contractual arrangements with third parties typically include payments at amounts which are less than standard charges. These charges generally have predetermined rates for diagnostic service codes or discounted FFS rates. The Company perpetually reviews its contractual estimation processes to consider and incorporate updates to laws, regulations, and frequent changes in the managed care system. Contractual terms are negotiated and updated accordingly upon renewal.

Clinical fees and insurance revenue is based upon the estimated amounts the Company expects to receive from patients and third-party payors. Estimates of explicit price concessions under managed care and commercial insurance plans are tied to payment terms specified in related contractual agreements. Retroactively calculated explicit price concessions tied to reimbursement agreements with third-party payers are recognized on an estimated basis in the period related services are rendered and adjusted in future periods as final payments are received. Revenue related to uninsured patients, uninsured co-payments, and deductibles (for patients with healthcare coverage) may also be discounted. The Company records implicit price concessions (based on historical collection experience) related to uninsured accounts to recognize self-pay revenue at their most likely amounts to be collected.

The Company deems FFS revenue to be variable consideration and its estimates of associated transaction prices will not result in a significant revenue reversal in the future.

The Company has elected the practical expedient not to adjust the transaction price for any financing components as those were deemed to be insignificant and to expense all incremental customer contract acquisition costs as incurred as such costs are not material and would be amortized over a period less than one year.

Other Patient Service Revenue – Shared Risk Revenue

P3 LLC (via one of its wholly owned subsidiaries) receives 30% of the shared risk savings from parties with whom it contracts under four separate arrangements. These arrangements are driven solely by medical cost containment year-over-year (“YoY”) expense reductions. This key performance indicator (“KPI”) is measured by the aggregate change in per member, per year (“PMPY”) medical costs. If the sequential YoY PMPY aggregate change yields a reduction, the Company receives 30% of the associated total cost savings for that year. Conversely, if the sequential YoY PMPY aggregate change yields an increase in medical costs, no monies are due to the Company that year. This KPI is compiled and reviewed on a calendar year basis. The Company recognizes shared risk revenue only upon the receipt of cash.

Other Patient Service Revenue – Care Coordination Fees and Management Fees

The Company’s delegated health plans may also pay a Care Coordination Fee (“CCF”) or management fee to the Company. CCFs and management fees are intended to fund the costs of delegated services provided to certain health plans. CCFs are specifically identified and separated in each monthly capitation payment the Company receives from these parties. None of the Company’s other health plans bifurcate CCFs nor are any of them contractually required to do so. Based on similarities of the terms of the care coordination and administrative services, the Company uses a portfolio approach to record revenue from CCFs and management fees.

Patient Fees Receivable

Substantially all client fees and insurance receivables are due under FFS contracts with third party payors, such as commercial insurance companies, government-sponsored healthcare programs, or directly from patients. The Company has agreements with third-party payors that provide for payments at amounts different from the established rates. Payment arrangements include prospectively determined rates per discharge, reimbursed costs, discounted charges, and per diem payments. Patient fees receivable, where a third-party payor is responsible for the amount due, are recorded at the invoiced amount, net of any expected contractual adjustments and implicit price concessions, and do not bear interest. Contractual adjustments arising under reimbursement arrangements with third-party payors are accrued on an estimated basis in the period the related services are rendered and are adjusted in future periods as final settlements are determined. The Company continuously monitors activities from payors (including patients) and records an implicit price concession based on specific contracts and actual historical collection patterns to reflect the estimated amounts the Company expects to collect. Patient fees receivable of $0.8 million and $0.7 million are included in clinic fees and insurance receivables in the Company’s consolidated balance sheets as of December 31, 2022 and 2021, respectively, and are recorded net of contractual allowances of $5.8 million and $2.0 million as of December 31, 2022 and 2021, respectively.

Property and Equipment

Property and equipment is carried at acquisition cost, net of accumulated depreciation. Costs for repairs and maintenance of property and equipment, after such property and equipment has been placed in service, are expensed as incurred. Costs and related accumulated depreciation are eliminated when property and equipment is sold or otherwise disposed. Sales and disposals may result in asset-specific gains or losses. Any such gains or losses are included as a component of operations. The Company records depreciation using the straight-line method over the estimated useful lives of the respective assets. The following table summarizes the estimated useful lives of the Company’s property and equipment:

Classification	Depreciation Cycle
Leasehold improvements (cycle: lease term)	1 to 10 Years
Furniture and fixtures	7 Years
Computer equipment	3 Years
Medical equipment	7 Years
Software	3 Years

The Company capitalizes certain costs incurred in connection with developing its own proprietary technology to serve core functions of its business operations such as revenue and medical cost analysis, care management and various facets that promote impactful utilization. At December 31, 2022 and 2021, the Company has capitalized $3.5 million and $2.4 million, respectively, to property and equipment for these software costs (specifically to work in progress). In 2022 and 2021, $0.7 million and $2.1 million of capitalized costs were placed into service, respectively. All costs associated with internally developed technology following deployment, or that otherwise do not meet capitalization criteria, are expensed as incurred.

Fair Value Measurements

The Company uses valuation approaches that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels (see Note 6 “Fair Value Measurements and Hierarchy” for further discussion):

Level 1 inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

Level 2 inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

Level 3 inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

Impairment of Long-Lived Assets

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate their carrying amounts may not be recoverable. Recoverability of an asset or asset group is measured by comparing its carrying amount to the future undiscounted net cash flows the asset or asset group is expected to generate. If such assets are considered impaired (e.g., future undiscounted cash flows are less than net book value), an impairment charge is recognized, measured by the difference between the carrying value and the estimated fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell.

Goodwill

Goodwill represents the excess of the purchase price over the fair value assigned to tangible and identifiable intangible assets acquired and liabilities assumed. Goodwill is tested for impairment at the reporting unit level on an annual basis in the fourth quarter, or more frequently if events or changes in circumstances indicate the carrying value of goodwill may not be recoverable (a “triggering event”). On the occurrence of a triggering event, an entity has the option to first assess qualitative factors to determine whether a quantitative impairment test is necessary. If it is more likely than not that goodwill is impaired, the fair value of the reporting unit is compared with its carrying value. An impairment charge is recognized for the amount by which the carrying amount exceeds the fair value, provided, the loss recognized cannot exceed the total amount of goodwill.

Intangible Assets

Intangible assets with finite useful lives are amortized on a straight-line basis over their estimated useful lives. In determining the estimated useful lives of definite-lived intangibles, the Company considers the nature, competitive position, life cycle position and historical and expected future operating cash flows of each acquired asset, as well as its commitment to support these assets through continued investment and legal infringement protection.

The Company reviews intangible assets for impairment whenever events or changes in circumstances indicate that the related carrying amounts may not be recoverable. Determining whether an impairment loss occurred requires comparing the carrying amount to the sum of undiscounted cash flows expected to be generated by the asset. Such events and circumstances include the occurrence of an adverse change in the market involving the business employing the assets or a situation in which it is more likely than not that the Company will dispose of such assets. If the comparison indicates that there is impairment, the impairment loss to be recognized as a non-cash charge to earnings is measured by the amount by which the carrying amount of the asset exceeds its fair value and the impaired asset is written down to its fair value or, if fair value is not readily determinable, to an estimated fair value based on discounted expected future cash flows.

Leases

The Company determines whether a contract is or contains a lease at the inception of the contract. For leases with terms greater than 12 months, the Company records the related operating or finance right-of-use asset and lease liability at the present value of lease payments over the lease term. The Company is generally not able to readily determine the implicit rate in the lease and therefore uses the determined incremental borrowing rate at lease commencement to compute the present value of lease payments. The incremental borrowing rate represents an estimate of the market interest rate the Company would incur at lease commencement to borrow an amount equal to the lease payments on a collateralized basis over the term of a lease. Renewal options are not included in the measurement of the right-of-use assets and lease liabilities unless the Company is reasonably certain to exercise the optional renewal periods. Some leases also include early termination options, which can be exercised under specific conditions. Additionally, certain leases contain incentives, such as construction allowances from landlords, which reduce the right-of-use asset related to the lease.

Certain of the Company’s leases contain rent escalations over the lease term. The Company recognizes expense for operating leases on a straight-line basis over the lease term. The Company’s lease agreements contain variable payments for common area maintenance and utilities. The Company has elected the practical expedient to combine lease and non-lease components for all asset categories; therefore, the lease payments used to measure the lease liability for these leases include fixed minimum rentals along with fixed non-lease component charges. Variable lease payments are excluded from the measurement of right-of-use assets and lease liabilities and are recognized in the period in which the obligation for those payments is incurred. The Company does not have significant residual value guarantees or restrictive covenants in its lease portfolio.

Business Combinations

The price tendered in business combinations is allocated using the acquisition method of accounting among the identifiable tangible and intangible assets and assumed liabilities and non-controlling interests, all of which are based on estimates of corresponding fair value as of the acquisition date. The Company applies valuation methods which are ultimately used in the Company’s purchase price allocations. Goodwill is recorded based on the difference between the fair value of consideration exchanged and the fair value of the net assets and liabilities assumed. Such fair values that are not finalized for reporting periods following the acquisition date are estimated and recorded as provisional amounts. Adjustments to these provisional amounts during the measurement period (defined as the date through which all information required to identify and measure the consideration transferred, the assets acquired, the liabilities assumed, and the non-controlling interests obtained, limited to one year from the acquisition date) are recorded when identified.

Equity-Based Compensation

Equity-based compensation cost is measured at the grant date for all equity-based awards based on the fair value of the awards. For equity awards that vest subject to the satisfaction of service-based conditions, compensation cost is recognized on a straight-line basis over the requisite service period, which varies by award. For equity awards that vest subject to the satisfaction of performance-based conditions, the Company evaluates the probability of achieving each performance-based condition at each reporting date and recognizes compensation cost when it is deemed probable that the performance-based condition will be met on an accelerated basis over the requisite service period, which varies by award. Equity-based compensation is classified in the accompanying consolidated statements of operations based on the function to which the related services are provided. The Company accounts for forfeitures as they occur.

P3 LLC used the Black-Scholes option-pricing model to determine the fair value of P3 LLC’s incentive unit awards (“Incentive Units”). The risk-free interest rate estimate was based on constant maturity, which is the theoretical value of a U.S. Treasury that is based on recent values of auctioned U.S. Treasuries with remaining terms similar to the expected term of the incentive unit awards. The expected dividend yield was based on P3 LLC’s expectation of not paying dividends in the foreseeable future. The expected term was calculated primarily based upon the estimated time to a liquidation event. The expected volatility was estimated using company-specific historical information, guideline company information, and implied volatility information.

The Company uses the Black-Sholes option-pricing model to determine the fair value of the Company’s stock option awards. The risk-free interest rate estimate was based on constant maturity, which is the theoretical value of a U.S. Treasury that is based on recent values of auctioned U.S. Treasuries with remaining terms similar to the expected term of the stock option awards. The expected dividend yield was based on the Company’s expectation of not paying dividends in the foreseeable future. The expected term was calculated using the “simplified” method; whereby, the expected term equals the arithmetic average of the vesting term and the original contractual term of the stock option due to P3’s lack of sufficient historical data. The expected volatility was estimated using an average of the historical volatilities of a peer group comprised of publicly traded companies in the same industry. The Company assesses the impact of material nonpublic information on its share price or expected volatility, as applicable, at the time of grant.

Warrant Liability

The Company has public and private placement warrants of Class A common stock classified as liabilities as well as warrants of Class A common stock issued to a lender classified as equity. The Company classifies as equity any equity-linked contracts that (1) require physical settlement or net-share settlement or (2) give the Company a choice of net-cash settlement or settlement in the Company’s own shares (physical settlement or net-share settlement). Warrants classified as equity are initially measured at fair value. Subsequent changes in fair value are not recognized as long as the warrants continue to be classified as equity.

The Company classifies as assets or liabilities any equity-linked contracts that (1) require net-cash settlement (including a requirement to net-cash settle the contract if an event occurs and if that event is outside the Company’s control) or (2) give the counterparty a choice of net-cash settlement or settlement in shares (physical settlement or net-share settlement). For equity-linked contracts that are classified as liabilities, the Company records the fair value of the equity-linked contracts at each balance sheet date and records the change in the statements of operations as a gain (loss) from change in fair value of warrant liability. The Company’s public warrant liability is valued using observable market prices for those public warrants. The Company’s private placement warrants are valued using a binomial lattice pricing model when the warrants are subject to the make-whole table, or otherwise are valued using a Black-Scholes pricing model. The Company’s warrants issued to a capital provider are valued using a Black-Scholes-Merton pricing model based on observable market prices for public shares and warrants. The assumptions used in preparing these models include estimates such as volatility, contractual terms, discount rates, dividend yield, expiration dates and risk-free rates.

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms. The assessment considers whether the warrants are freestanding financial instruments, meet the definition of a liability, and whether the warrants meet all of the requirements for equity classification, including whether the warrants are indexed to the Company’s own ordinary shares, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

Premium Deficiency Reserve

Premium deficiency reserve (“PDR”) liabilities are established when it is probable that expected future health care costs and maintenance costs under a group of existing contracts will exceed anticipated future premiums and stop-loss insurance recoveries on those contracts. The Company assesses if a PDR liability is needed through review of current results and forecasts. For purposes of determining premium deficiency losses, contracts are grouped consistent with our method of acquiring, servicing, and measuring the profitability of such contracts. The Company grouped its Medicare Advantage health plan contracts together as a single group as it operates in one line of business. The Company further concluded that the costs to administer these contracts are based on centralized and shared service functions. As of December 31, 2022 and 2021, the PDR liability was $26.4 million and $37.8 million, respectively, which represented its estimate of probable contract losses expected to be generated by the Company’s health plans.

Medical Expense and Claims Payable

The cost of healthcare services is recognized in the period services are provided. This also includes an estimate of the cost of services that have been incurred, but not yet reported (“IBNR”). Medical expenses also include costs for overseeing the quality of care and programs, which focus on patient wellness. Additionally, healthcare expenses can include, from time to time, remediation of certain claims that might result from periodic reviews conducted by various regulatory agencies.

Management estimates the Company’s IBNR by applying standard actuarial methodologies, which utilize historical data, including the period between the date services are rendered and the date claims are received (and paid), denied claims activity, expected medical cost inflation, seasonality patterns, and changes in membership mix. IBNR estimates are made on an accrual basis and adjusted in future periods as required. Any adjustments to prior period estimates are included in the current period. Such estimates are subject to the impact from changes in both the regulatory and economic environments.

The Company’s claims payable represents management’s best estimate of its liability for unpaid medical costs as of December 31, 2022 and 2021.

Income Taxes

The Company uses the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the differences between the financial reporting and the tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse.

Deferred tax assets are evaluated for future realization and reduced by a valuation allowance to the extent the Company believes it is more likely than not that they will not be realized. The Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, carryback potential if permitted under tax law, and results of recent operations.

The Company records uncertain tax positions on the basis of a two-step process in which (1) the Company determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, the Company recognizes the largest amount of tax benefit that is more than 50% likely to be realized upon ultimate settlement with the related tax authority. The Company considers many factors when evaluating its uncertain tax positions during the course of the year through a review of policies and procedures, reviews of customary and regular tax filings, and discussions with third party experts. This review can involve significant judgment and may require periodic adjustments. The resolution of these uncertain tax positions in a manner inconsistent with management’s expectations could have a material impact on the Company’s consolidated financial statements. The Company recognizes interest and penalties related to uncertain tax positions as a component of its provision for income taxes. Accrued interest and penalties are included with the related tax liability.

See Note 13 “Income Taxes” for further information.

Advertising Expense

The Company uses advertising primarily to promote the health plans with which it conducts business as well as its physician clinics throughout the geographic areas it serves. Advertising costs are charged directly to operations as incurred. Advertising expense totaled $4.5 million, $0.3 million, and $1.8 million in the year ended December 31, 2022, the Successor Period of 2021, and the Predecessor Period of 2021, respectively.

Reclassifications

Certain amounts in the consolidated balance sheet as of December 31, 2021 and the consolidated statements of operations and cash flows for the Successor Period of 2021 and Predecessor Period of 2021 have been reclassified to be consistent with the current period presentation. These reclassifications were to (i) present notes receivable, net and right-of-use asset collectively as other long-term assets on the consolidated balance sheet; (ii) separately present accounts payable from accrued expenses and other current liabilities on the consolidated balance sheet; (iii) present depreciation expense and amortization of intangible assets collectively as depreciation and amortization expense on the consolidated statements of operations and cash flows; (iv) present amortization of debt origination fees and amortization of discount from issuance of debt collectively as amortization of original issue discount and debt issuance costs on the consolidated statements of cash flows; and (v) present payment of debt issuance costs separately from debt proceeds on the consolidated statements of cash flows. The reclassifications had no impact on the Company’s financial condition, results of operations, or net cash flows.